SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Oil and gas revenues	$ 1,779,453	$ 1,069,505
Lease operating expense	(1,302,454)	(1,394,411)
Depletion, depreciation, and amortization	(421,414)	(335,348)
General and administrative expenses	(1,742,249)	(1,761,060)
Total other expense, net	14,941	6,234
Result of oil and gas producing operations before income taxes	(1,882,881)	(2,824,774)
Segment net loss	(1,882,881)	(2,824,774)
Adjustment and reconciling items
Consolidated net loss	(1,881,248)	(2,822,417)
Segment Reporting [Member]
Segment Reporting [Line Items]
Oil and gas revenues	1,779,453	1,069,505
Lease operating expense	(1,302,454)	(1,394,411)
Depletion, depreciation, and amortization	(421,414)	(335,348)
General and administrative expenses	(1,742,249)	(1,761,060)
Total other expense, net	(196,217)	(403,460)
Result of oil and gas producing operations before income taxes	(1,882,881)	(2,824,774)
Segment net loss	(1,882,881)	(2,824,774)
Adjustment and reconciling items
Consolidated net loss	$ (1,882,881)	$ (2,824,774)